CONCENTRATION OF CREDIT RISK (Tables) (SCHC)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SCHC
Company’s payor mix
For the six months ended June 30, 2014 and 2013, the Company’s payor mix consisted of the following:

	2014		2013
	Net Revenues	Accounts Receivable	Net Revenues	Accounts Receivable

IPA/HMO/PPO	57.6%	60.7%	55.2%	61.3%
Medicare	38.3%	16.0%	41.3%	20.7%
Medi-Cal	2.6%	6.5%	1.7%	3.7%
Patient Pay	1.5%	16.9%	1.8%	14.3%

For the years ended December 31, 2013 and 2012, the Company’s payor mix consisted of the following:

	2013		2012
	Net Revenues	Accounts Receivable	Net Revenues	Accounts Receivable

IPA/HMO/PPO	46.6%	37.4%	41.4%	43.1%
Medicare	41.2%	21.7%	47.2%	18.1%
Medi-Cal	3.9%	8.7%	4.9%	8.2%
Patient Pay	8.3%	32.2%	6.5%	30.6%